Reinsurance - Narrative (Details) $ in Millions			12 Months Ended
	Jun. 18, 2020 USD ($)	Jun. 01, 2020 USD ($)	Dec. 31, 2022 USD ($) treaty	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Effects of Reinsurance [Line Items]
Reinsurance recoverable, allowance for credit losses			$ 15		$ 12
Reinsurance agreement, ceding commission				$ 1,202
Athene | Letter of credit
Effects of Reinsurance [Line Items]
Maximum borrowing capacity		$ 1,200
Trust account assets			212
Athene
Effects of Reinsurance [Line Items]
Reinsurance quota share basis	100.00%
Reinsurance agreement, ceding commission	$ 1,200
Reserves established		$ 25,600
Assets held as collateral			$ 19,400		$ 25,400
SRZ
Effects of Reinsurance [Line Items]
Number of retro treaties | treaty			3
Coinsurance percentage			100.00%